Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible Assets
	Gamma Linolenic Acid (“GLA”) assets and licensing rights to Arachidonic Acid (“ARA”)	SPC® technology	IP rights HB4 Technology - BIOX	Customer relationship	Software License	Total Intangible Assets
As of June 30, 2022
Cost	3,000,000	1,598,930	-	-	-	4,598,930
Accumulated Amortization	-	-	-	-	-	-
Net book amount	$3,000,000	$1,598,930	$-	$-	$-	$4,598,930

Year ended June 30, 2023
Opening net book amount	3,000,000	1,598,930	-	-	-	4,598,930
Additions	101,033	63,329	-	-	-	164,362
Acquisitions through business combinations	-	-	-	3,819,009	5,045	3,824,054
Effect of changes in foreign exchange rates	-	-	-	26,235	34	26,269
Amortization (i)	-	-	-	(93,247)	(1,270)	(94,517)
Closing net book amount	$3,101,033	$1,662,259	$-	$3,751,997	$3,809	$8,519,098

As of June 30, 2023
Cost	3,101,033	1,662,259	-	3,845,244	5,079	8,613,615
Accumulated Amortization	-	-	-	(93,247)	(1,270)	(94,517)
Net book amount	$3,101,033	$1,662,259	$-	$3,751,997	$3,809	$8,519,098

Year ended June 30, 2024
Opening net book amount	3,101,033	1,662,259	-	3,751,997	3,809	8,519,098
Additions	-	-	1,000,000	-	-	1,000,000
Effect of changes in foreign exchange rates	-	-	-	169,626	168	169,794
Amortization (i)	(105,717)	(62,335)	-	(541,345)	(3,977)	(713,374)
Closing net book amount	$2,995,316	$1,599,924	$1,000,000	$3,380,278	$-	$8,975,518

As of June 30, 2024
Cost	3,101,033	1,662,259	1,000,000	4,014,870	5,247	9,783,409
Accumulated Amortization	(105,717)	(62,335)	-	(634,592)	(5,247)	(807,891)
Net book amount	$2,995,316	$1,599,924	$1,000,000	$3,380,278	$-	$8,975,518
(i)	The charge of the amortization is included in Administrative expenses and Research and development expenses (see notes 24 and 25).